Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

9 Income taxes

Taxes recognized through profit or loss:

in EUR k	2021	2020	2019
Current tax expenses	(118)	(74)	(158)
Current year	(102)	(58)	(1)
Adjustments for prior periods	(16)	(16)	(157)
Deferred tax (expense)/income	142	(207)	—
Temporary differences	142	(182)	(514)
Tax losses	—	(25)	514
Total income tax (expenses)/benefit	24	(281)	(158)

No income taxes were recognized directly in other comprehensive income for the years ended December 31, 2021, 2020 and 2019.

A reconciliation of the effective tax rate to the Group’s statutory rate of 31.1% for the year ended December 31, 2021, and 31.1% for the years ended December, 31, 2020 and December, 31, 2019, respectively are presented in the table below.

in EUR k	2021	2020	2019
Loss before tax	(46,876)	(21,097)	(20,697)
Taxes on the basis of the Company’s domestic tax rate	14,596	6,570	6,445
Tax rate effect of foreign tax jurisdictions	882	65	412
Non‑deductible expenses	(3,030)	(903)	(441)
Current year losses for which no deferred tax assets were recognized	(12,211)	(5,792)	(6,416)
Tax income related to prior years	(17)	(137)	(157)
Other effects	(196)	(84)	(1)
Income tax (expenses)/ benefit	24	(281)	(158)

The domestic tax rate of 31.1% is composed of the corporate income tax rate of 15%, the solidarity surcharge of 5.5% of this corporate income tax, as well as trade tax of 15.3%. The tax rate effects from foreign tax jurisdictions are primarily attributable to the tax-exempt profit of a Group subsidiary located in Dubai.

Tax losses carryforwards for which no deferred tax assets were recognized amount to EUR 85,639k in Germany (2020: EUR 64,464k; 2019: EUR 41,570k) and to EUR 1,083k in other countries (2020: EUR 1,002k; 2019: EUR 505k). Deductable temporary differences, for which no deferred tax asset is recognized, amount to EUR 1,117k.

Tax losses carried forward in Germany do not expire. Foreign tax losses carried forward may be restricted. In the light of the Group’s loss history, the recognition of deferred taxes for tax losses carried forward and deductible temporary differences was limited to the future reversal of existing taxable temporary differences.

For temporary differences associated with investments in the amount of EUR 5,656k (2020: EUR 4,313k; 2019: EUR 4,360k), no deferred tax liability has been recognized because the Company is able to control the timing of the reversal and it is probable that the difference will not reverse in the foreseeable future.

The below table shows a breakdown of deferred taxes in the Group’s statement of financial position.

	December 31, 2021		December 31, 2020
	Deferred	Deferred	Deferred	Deferred
in EUR k	tax assets	tax liabilities	tax assets	tax liabilities
Intangible assets	—	(2,439)	—	(2,934)
Property, plant and equipment	—	(14)	—	(133)
Right-of-use assets	—	(4,617)	—	(5,029)
Measurement of service contracts	—	(42)	—	(145)
Leasing liabilities	4,563	—	4,865	—
Government grants	1,693	—	1,903	—
Unused tax losses	777	—	1,266	—
Sum	7,033	(7,112)	8,034	(8,241)
Offset	(7,033)	7,033	(8,034)	8,034
Deferred Taxes	—	(79)	—	(207)